Summary of Significant Accounting Policies - Employee Benefit Plans (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefit plans
Expense due to employee benefit plans	¥ 15,038,804	¥ 14,870,527	¥ 8,443,633
Cost of revenues
Employee benefit plans
Expense due to employee benefit plans	6,780,226	5,989,994	3,022,423
Research and development
Employee benefit plans
Expense due to employee benefit plans	316,293	1,294,439	962,709
Sales and marketing
Employee benefit plans
Expense due to employee benefit plans	4,199,996	3,775,110	1,881,648
General and administrative
Employee benefit plans
Expense due to employee benefit plans	¥ 3,742,289	¥ 3,810,984	¥ 2,576,853